UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	5/31/2017

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Airlines — 0.9%
Spirit Airlines, Inc.*	1,243,667	$66,038,718

Auto Components — 1.4%
Delphi Automotive PLC	1,146,700	100,875,199

Banks — 1.5%
Bank of the Ozarks, Inc.(a)	174,369	7,707,110
First Republic Bank	1,031,630	95,013,123

		102,720,233

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	119,340	11,698,900
BioMarin Pharmaceutical, Inc.*	809,036	70,903,915
Vertex Pharmaceuticals, Inc.*	231,732	28,642,075

		111,244,890

Building Products — 1.1%
Allegion PLC	955,940	75,165,562

Capital Markets — 3.6%
Affiliated Managers Group, Inc.	714,467	109,920,748
Intercontinental Exchange, Inc.	1,177,710	70,886,365
TD Ameritrade Holding Corp.	2,047,304	76,487,277

		257,294,390

Chemicals — 2.7%
Albemarle Corp.	296,102	33,637,187
Axalta Coating Systems Ltd.*	2,008,566	62,868,116
FMC Corp.	1,247,248	94,005,082

		190,510,385

Commercial Services & Supplies — 2.0%
Copart, Inc.*	1,179,982	36,803,638
Stericycle, Inc.*(a)	1,266,806	103,586,727

		140,390,365

Communications Equipment — 1.3%
Palo Alto Networks, Inc.*(a)	749,617	88,897,080

Construction & Engineering — 0.8%
Quanta Services, Inc.*	1,869,885	57,330,674

Construction Materials — 0.9%
Vulcan Materials Co.	528,548	65,883,508

Consumer Finance — 1.5%
SLM Corp.*	10,461,745	108,697,531

Containers & Packaging — 1.0%
Sealed Air Corp.	1,640,295	72,861,904

Electrical Equipment — 2.1%
AMETEK, Inc.	2,457,833	149,976,970

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. (Class A Stock)	1,586,150	118,326,790
CDW Corp.	924,258	55,621,846
IPG Photonics Corp.*	269,498	37,471,002

		211,419,638

Energy Equipment & Services — 0.6%
Patterson-UTI Energy, Inc.	1,963,132	41,853,974

Equity Real Estate Investment Trusts (REITs) — 6.3%
Crown Castle International Corp.	573,452	58,291,396
Equinix, Inc.	288,659	127,301,506
Park Hotels & Resorts, Inc.	1,127,850	29,030,859
SBA Communications Corp.*	1,665,024	230,073,016

		444,696,777

Food & Staples Retailing — 1.2%
Sprouts Farmers Market, Inc.*	2,345,427	56,196,431
US Foods Holding Corp.*	907,620	27,192,295

		83,388,726

Food Products — 2.2%
Hain Celestial Group, Inc. (The)*	2,732,188	95,435,327
TreeHouse Foods, Inc.*(a)	732,083	56,502,166

		151,937,493

Health Care Equipment & Supplies — 4.4%
Align Technology, Inc.*	491,269	71,332,259
Cooper Cos., Inc. (The)	291,497	63,764,969
DexCom, Inc.*(a)	974,738	65,151,488
Edwards Lifesciences Corp.*	631,767	72,697,429
West Pharmaceutical Services, Inc.	423,421	41,080,305

		314,026,450

Health Care Providers & Services — 4.6%
Centene Corp.*	1,240,568	90,102,454
Henry Schein, Inc.*	499,689	91,927,785
Laboratory Corp. of America Holdings*	657,992	91,460,888
Universal Health Services, Inc. (Class B Stock)	423,880	48,178,201

		321,669,328

Hotels, Restaurants & Leisure — 5.2%
Aramark	2,326,161	86,672,759
Hilton Worldwide Holdings, Inc.	1,699,341	112,955,196
Marriott International, Inc. (Class A Stock)	417,626	44,957,439
Norwegian Cruise Line Holdings Ltd.*	1,672,007	83,550,190
Vail Resorts, Inc.	188,325	40,282,717

		368,418,301

Household Durables — 1.2%
Mohawk Industries, Inc.*	146,523	35,062,954
Newell Brands, Inc.	927,058	49,087,721

		84,150,675

Household Products — 1.6%
Church & Dwight Co., Inc.	1,455,809	75,207,093
Clorox Co. (The)	277,618	37,681,091

		112,888,184

Industrial Conglomerates — 2.7%
Carlisle Cos., Inc.	389,182	39,435,812
Roper Technologies, Inc.	676,476	153,695,347

		193,131,159

Internet & Direct Marketing Retail — 0.8%
Expedia, Inc.	396,579	57,020,129

IT Services — 5.7%
Fidelity National Information Services, Inc.	891,612	76,562,722
FleetCor Technologies, Inc.*	503,407	72,636,596
Global Payments, Inc.	1,349,182	123,598,563
Vantiv, Inc. (Class A Stock)*	2,028,557	127,231,095

		400,028,976

Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	213,105	37,796,303
Quintiles IMS Holdings, Inc.*	567,787	49,079,508

		86,875,811

Machinery — 0.4%
Allison Transmission Holdings, Inc.	745,143	28,851,937

Media — 2.0%
AMC Networks, Inc. (Class A Stock)*	1,442,747	76,436,736
Cinemark Holdings, Inc.	1,559,103	61,693,706

		138,130,442

Mortgage Real Estate Investment Trusts (REITs) — 2.2%
MFA Financial, Inc.	7,021,202	58,416,401
Starwood Property Trust, Inc.	4,299,066	94,665,433

		153,081,834

Multiline Retail — 3.5%
Dollar General Corp.	898,806	65,963,372
Dollar Tree, Inc.*	2,328,137	180,896,245

		246,859,617

Oil, Gas & Consumable Fuels — 1.6%
Noble Energy, Inc.	2,293,874	65,811,245
Targa Resources Corp.	976,217	44,837,647

		110,648,892

Pharmaceuticals — 1.6%
Zoetis, Inc.	1,830,976	114,033,185

Professional Services — 1.9%
IHS Markit Ltd.*	2,984,142	136,822,911

Real Estate Management & Development — 1.5%
CBRE Group, Inc. (Class A Stock)*	3,098,213	108,065,669

Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	631,395	53,908,505

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	1,717,721	147,311,753
Microchip Technology, Inc.(a)	669,657	55,782,428

		203,094,181

Software — 8.7%
Check Point Software Technologies Ltd. (Israel)*(a)	854,900	95,791,545
Electronic Arts, Inc.*	1,060,562	120,193,491
Intuit, Inc.	477,569	67,165,304
Red Hat, Inc.*	1,667,322	149,342,032
ServiceNow, Inc.*	1,065,644	111,519,645
Splunk, Inc.*(a)	1,201,579	73,584,698

		617,596,715

Specialty Retail — 6.1%
Advance Auto Parts, Inc.	389,127	51,999,041
AutoZone, Inc.*(a)	103,557	62,747,257
Burlington Stores, Inc.*	1,116,319	109,231,814
Ross Stores, Inc.	1,315,284	84,072,953
Ulta Beauty, Inc.*	407,159	124,118,350

		432,169,415

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	782,785	36,172,495

Trading Companies & Distributors — 1.3%
Fastenal Co.	1,048,280	45,254,247
MSC Industrial Direct Co., Inc. (Class A Stock)	542,854	45,567,165

		90,821,412

TOTAL LONG-TERM INVESTMENTS (cost $4,845,535,820)		6,929,650,240

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	120,535,093	120,535,093
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $107,063,129; includes $106,904,280 of cash collateral for securities on loan)(b)(w)	107,061,552	107,082,964

TOTAL SHORT-TERM INVESTMENTS (cost $227,598,222)		227,618,057

TOTAL INVESTMENTS — 101.3% (cost $5,073,134,042)(x)		7,157,268,297
Liabilities in excess of other assets — (1.3)%		(91,084,164)

NET ASSETS — 100.0%		$7,066,184,133

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,295,907; cash collateral of $106,904,280 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$5,088,825,936

Appreciation	2,260,685,902
Depreciation	(192,243,541)

Net Unrealized Appreciation	$2,068,442,361

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$66,038,718	$—	$—
Auto Components	100,875,199	—	—
Banks	102,720,233	—	—
Biotechnology	111,244,890	—	—
Building Products	75,165,562	—	—
Capital Markets	257,294,390	—	—
Chemicals	190,510,385	—	—
Commercial Services & Supplies	140,390,365	—	—
Communications Equipment	88,897,080	—	—
Construction & Engineering	57,330,674	—	—
Construction Materials	65,883,508	—	—
Consumer Finance	108,697,531	—	—
Containers & Packaging	72,861,904	—	—
Electrical Equipment	149,976,970	—	—
Electronic Equipment, Instruments & Components	211,419,638	—	—
Energy Equipment & Services	41,853,974	—	—
Equity Real Estate Investment Trusts (REITs)	444,696,777	—	—
Food & Staples Retailing	83,388,726	—	—
Food Products	151,937,493	—	—
Health Care Equipment & Supplies	314,026,450	—	—
Health Care Providers & Services	321,669,328	—	—
Hotels, Restaurants & Leisure	368,418,301	—	—
Household Durables	84,150,675	—	—
Household Products	112,888,184	—	—
Industrial Conglomerates	193,131,159	—	—
Internet & Direct Marketing Retail	57,020,129	—	—
IT Services	400,028,976	—	—
Life Sciences Tools & Services	86,875,811	—	—
Machinery	28,851,937	—	—
Media	138,130,442	—	—
Mortgage Real Estate Investment Trusts (REITs)	153,081,834	—	—
Multiline Retail	246,859,617	—	—
Oil, Gas & Consumable Fuels	110,648,892	—	—
Pharmaceuticals	114,033,185	—	—
Professional Services	136,822,911	—	—
Real Estate Management & Development	108,065,669	—	—
Road & Rail	53,908,505	—	—
Semiconductors & Semiconductor Equipment	203,094,181	—	—
Software	617,596,715	—	—
Specialty Retail	432,169,415	—	—
Textiles, Apparel & Luxury Goods	36,172,495	—	—
Trading Companies & Distributors	90,821,412	—	—
Affiliated Mutual Funds	227,618,057	—	—

Total	$7,157,268,297	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Treasurer and Principal Financial and Accounting Officer

Date July 18, 2017

*	Print the name and title of each signing officer under his or her signature.